STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Australia - 6.9%
AGL Energy	233,557		2,754,584
Aristocrat Leisure	204,442		3,615,580
Brambles	458,696		3,450,704
Fortescue Metals Group	1,281,690	[a]	12,298,083
Macquarie Group	114,086		9,390,858
			31,509,809
Austria - .9%
OMV	127,279		4,249,534
Denmark - 1.8%
Vestas Wind Systems	81,175		8,259,971
France - 10.8%
Atos	34,384	[b]	2,926,557
BNP Paribas	220,763	[b]	8,751,730
Cie Generale des Etablissements Michelin	21,921		2,270,934
Klepierre	153,893	[a]	3,061,997
LVMH Moet Hennessy Louis Vuitton	20,407		8,938,244
Sanofi	141,117		14,357,110
Teleperformance	15,461		3,919,731
Vinci	51,982		4,780,201
			49,006,504
Germany - 6.0%
Allianz	36,812		7,508,682
Deutsche Post	175,689		6,409,077
Deutsche Telekom	628,566		10,514,279
Evonik Industries	112,298		2,844,869
			27,276,907
Hong Kong - 2.0%
Galaxy Entertainment Group	699,000		4,746,109
Sun Hung Kai Properties	327,000		4,167,351
			8,913,460
Ireland - .9%
ICON	24,264	[b]	4,087,513
Italy - 2.0%
Enel	1,050,245		9,048,044
Japan - 23.4%
Advantest	78,100		4,436,147
Asahi Kasei	428,200		3,478,938
Bandai Namco Holdings	52,800		2,774,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 23.4% (continued)
Casio Computer	208,400		3,616,599
Denso	148,100		5,777,585
Hitachi	221,700		6,998,945
ITOCHU	188,900		4,067,987
Minebea Mitsumi	170,400		3,089,504
Mitsubishi Electric	554,100		7,195,176
Nintendo	9,300		4,138,174
Nippon Telegraph & Telephone	475,500		11,069,731
Recruit Holdings	128,100		4,378,983
Seven & i Holdings	117,100		3,821,435
Shin-Etsu Chemical	38,100		4,453,833
Shionogi & Co.	108,300		6,779,518
Showa Denko K.K.	120,700		2,706,079
Sony	230,100		15,757,553
Sumitomo Mitsui Financial Group	329,700		9,272,201
West Japan Railway	50,500		2,831,678
			106,645,029
Netherlands - 6.7%
Heineken	84,136		7,748,243
ING Groep	460,171	[b]	3,196,730
Koninklijke Ahold Delhaize	340,360		9,268,448
NN Group	130,664	[b]	4,381,822
Royal Dutch Shell, Cl. B	377,148		5,707,051
			30,302,294
Portugal - .6%
Galp Energia	239,294		2,764,210
Singapore - 1.5%
Singapore Exchange	401,000		2,406,435
United Overseas Bank	308,700		4,490,508
			6,896,943
Spain - 4.2%
ACS Actividades de Construccion y Servicios	135,623		3,412,228
Amadeus IT Group	85,827		4,465,823
Iberdrola	500,392		5,795,719
Industria de Diseno Textil	206,032		5,447,335
			19,121,105
Sweden - 4.9%
Epiroc, Cl. A	407,031		5,064,460
Essity, Cl. B	289,257	[b]	9,338,446
Swedish Match	113,365		7,959,901
			22,362,807
Switzerland - 10.6%
Logitech International	67,277	[b]	4,386,743

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Switzerland - 10.6% (continued)
Novartis	152,290		13,232,579
Roche Holding	52,426		18,151,535
Sonova Holding	23,966	[b]	4,778,872
STMicroelectronics	292,589		7,937,414
			48,487,143
United Kingdom - 14.3%
Anglo American	260,321		6,017,314
BAE Systems	707,596		4,232,402
Barclays	1,423,792	[b]	2,014,338
Berkeley Group Holdings	65,853		3,393,790
Bunzl	119,121		3,193,727
Centrica	5,352,870		2,552,207
Diageo	132,240		4,389,566
Ferguson	62,359		5,101,273
GlaxoSmithKline	303,358		6,146,620
Legal & General Group	2,663,536		7,273,532
Melrose Industries	926,769	[b]	1,306,234
Tate & Lyle	261,940		2,164,666
Unilever	197,626		10,655,506
Vodafone Group	4,049,883		6,457,781
			64,898,956
Total Common Stocks (cost $474,427,776)			443,830,229

Exchange-Traded Funds - 1.6%
United States - 1.6%
iShares MSCI EAFE ETF (cost $7,225,446)	118,132		7,190,695
	Number of Rights
Rights - .0%
Spain - .0%
ACS Actividades de Construccion y Servicios (cost $101,921)	65,166		101,658
Total Investments (cost $481,755,143)	99.1%		451,122,582
Cash and Receivables (Net)	.9%		3,918,677
Net Assets	100.0%		455,041,259

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $5,671,471 and the value of the collateral was $6,330,818, consisting of U.S. Government & Agency securities.

b Non-income producing security.

STATEMENT OF INVESTMENTS
BNY Mellon International Core Equity Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	4,087,513	439,742,716	††	-	443,830,229
Exchange-Traded Funds	7,190,695	-		-	7,190,695
Rights	101,658	-		-	101,658
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	9,476		-	9,476
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(21,432)		-	(21,432)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Core Equity Fund

June 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	10,831,998	Euro	9,658,000	7/1/2020	(18,986)
British Pound	1,048,903	United States Dollar	1,290,227	7/1/2020	9,476
UBS Securities
United States Dollar	1,027,872	Swiss Franc	976,147	7/1/2020	(2,446)
Gross Unrealized Appreciation					9,476
Gross Unrealized Depreciation					(21,432)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which

NOTES

can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2020, accumulated net unrealized depreciation on investments was $30,632,561, consisting of $35,999,684 gross unrealized appreciation and $66,632,245 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.